Offerings	Aug. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per Class A Ordinary Share, offered pursuant to the public offering prospectus
Amount Registered | shares	2,070,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 2,786,479.43
Fee Rate	0.01531%
Amount of Registration Fee	$ 426.61
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares, including the additional shares that the underwriter has the option to purchase to cover over-allotments, if any, at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per Class A Ordinary Share, offered pursuant to the resale prospectus
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 302,090.14
Fee Rate	0.01531%
Amount of Registration Fee	$ 46.25
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares, including the additional shares that the underwriter has the option to purchase to cover over-allotments, if any, at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per Class A Ordinary Share, offered pursuant to the public offering prospectus
Amount Registered | shares	1,750,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 8,750,000.00
Amount of Registration Fee	$ 964.25
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares, including the additional shares that the underwriter has the option to purchase to cover over-allotments, if any, at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per Class A Ordinary Share, offered pursuant to the public offering prospectus to cover over-allotments, if any
Amount Registered | shares	262,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 1,312,500.00
Amount of Registration Fee	$ 193.72
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares, including the additional shares that the underwriter has the option to purchase to cover over-allotments, if any, at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per Class A Ordinary Share, offered pursuant to the resale prospectus
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 10,000,000.00
Amount of Registration Fee	$ 1,102.00
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares, including the additional shares that the underwriter has the option to purchase to cover over-allotments, if any, at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.